Operating Segments - Summary of Revenue by Category and Operating Segment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Revenue By Category [Line Items]
Revenue	$ 5,268.5	$ 4,540.4	$ 4,197.2
Aircraft [member]
Disclosure Of Revenue By Category [Line Items]
Revenue	3,300.2	2,842.1	2,578.2
Long-term contracts - aircraft and development [member]
Disclosure Of Revenue By Category [Line Items]
Revenue	457.3	312.4	320.6
Others [member]
Disclosure Of Revenue By Category [Line Items]
Revenue	31.1	12.0	67.9
Service [member]
Disclosure Of Revenue By Category [Line Items]
Revenue	1,021.6	932.8	883.5
Spare Parts [member]
Disclosure Of Revenue By Category [Line Items]
Revenue	458.3	441.1	347.0
Operating segments [member]
Disclosure Of Revenue By Category [Line Items]
Revenue	5,268.5	4,540.4	4,197.2
Operating segments [member] | Aircraft [member]
Disclosure Of Revenue By Category [Line Items]
Revenue	3,300.2	2,842.1	2,578.2
Operating segments [member] | Long-term contracts - aircraft and development [member]
Disclosure Of Revenue By Category [Line Items]
Revenue	457.3	312.4	320.6
Operating segments [member] | Others [member]
Disclosure Of Revenue By Category [Line Items]
Revenue	31.1	12.0	67.9
Operating segments [member] | Service [member]
Disclosure Of Revenue By Category [Line Items]
Revenue	1,021.6	932.8	883.5
Operating segments [member] | Spare Parts [member]
Disclosure Of Revenue By Category [Line Items]
Revenue	458.3	441.1	347.0
Operating segments [member] | Commercial Aviation [member]
Disclosure Of Revenue By Category [Line Items]
Revenue	1,846.8	1,543.9	1,316.4
Operating segments [member] | Commercial Aviation [member] | Aircraft [member]
Disclosure Of Revenue By Category [Line Items]
Revenue	1,834.1	1,540.6	1,313.2
Operating segments [member] | Commercial Aviation [member] | Others [member]
Disclosure Of Revenue By Category [Line Items]
Revenue	12.7	3.3	3.2
Operating segments [member] | Defense and Security [member]
Disclosure Of Revenue By Category [Line Items]
Revenue	515.4	412.6	594.4
Operating segments [member] | Defense and Security [member] | Aircraft [member]
Disclosure Of Revenue By Category [Line Items]
Revenue	13.2	26.0	148.8
Operating segments [member] | Defense and Security [member] | Long-term contracts - aircraft and development [member]
Disclosure Of Revenue By Category [Line Items]
Revenue	457.3	312.4	320.6
Operating segments [member] | Defense and Security [member] | Others [member]
Disclosure Of Revenue By Category [Line Items]
Revenue		6.5	23.2
Operating segments [member] | Defense and Security [member] | Service [member]
Disclosure Of Revenue By Category [Line Items]
Revenue	41.3	59.5	87.9
Operating segments [member] | Defense and Security [member] | Spare Parts [member]
Disclosure Of Revenue By Category [Line Items]
Revenue	3.6	8.2	13.9
Operating segments [member] | Executive Aviation [member]
Disclosure Of Revenue By Category [Line Items]
Revenue	1,408.2	1,244.4	1,130.1
Operating segments [member] | Executive Aviation [member] | Aircraft [member]
Disclosure Of Revenue By Category [Line Items]
Revenue	1,408.2	1,244.4	1,098.7
Operating segments [member] | Executive Aviation [member] | Others [member]
Disclosure Of Revenue By Category [Line Items]
Revenue			31.4
Operating segments [member] | Service and Support [member]
Disclosure Of Revenue By Category [Line Items]
Revenue	1,417.6	1,266.7	1,132.2
Operating segments [member] | Service and Support [member] | Others [member]
Disclosure Of Revenue By Category [Line Items]
Revenue	17.7	1.4	8.7
Operating segments [member] | Service and Support [member] | Service [member]
Disclosure Of Revenue By Category [Line Items]
Revenue	956.3	838.1	795.6
Operating segments [member] | Service and Support [member] | Spare Parts [member]
Disclosure Of Revenue By Category [Line Items]
Revenue	443.6	427.2	327.9
Operating segments [member] | All Other Segments [member]
Disclosure Of Revenue By Category [Line Items]
Revenue	80.5	72.8	24.1
Operating segments [member] | All Other Segments [member] | Aircraft [member]
Disclosure Of Revenue By Category [Line Items]
Revenue	44.7	31.1	17.5
Operating segments [member] | All Other Segments [member] | Others [member]
Disclosure Of Revenue By Category [Line Items]
Revenue	0.7	0.8	1.4
Operating segments [member] | All Other Segments [member] | Service [member]
Disclosure Of Revenue By Category [Line Items]
Revenue	24.0	35.2	0.0
Operating segments [member] | All Other Segments [member] | Spare Parts [member]
Disclosure Of Revenue By Category [Line Items]
Revenue	$ 11.1	$ 5.7	$ 5.2